CHARLENE GRANT
Assistant Vice President
Insurance Counsel
Law Department
Telephone (949) 219-7286
Fax (949) 219-3706
Charlene.Grant@pacificlife.com

October 19, 2012

Deborah D. Skeens
Senior Counsel
Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-0506

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company Pacific Select VUL Flexible Premium Life Insurance Policy Post-Effective Amendment No. 16, File No. 333-150092

Dear Ms. Skeens:

On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No. 16 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to a variable life insurance policy, designated as Pacific Select VUL Flexible Premium Variable Life Insurance Policy (“PS VUL”) which is funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”).

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984). The PS VUL is a product with general design based upon the recently filed Pacific Select Exec V Flexible Premium Variable Life Insurance Policy (“Exec V”), File #333-150092, which went effective on May 1, 2009.

By copy of this letter, we are sending an electronic copy of the PS VUL prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings.

The prospectus disclosure included in PS VUL differs materially from the Prior Filings as follows:

1. The Indexed Account has been incorporated into the Policy as a Fixed Account option;

2. The following new optional benefit riders have been added;

a. Annual Renewable Term Rider;

b. Varying Increase Rider; and

c. Downside Protection Rider.

3. The Short No-Lapse Guarantee Rider has been revised;

4. The asset charge has been eliminated; and

5. The Minimum Base Face Amount at issue and following any withdrawals has been increased from $1,000 to $10,000.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,

/s/CHARLENE GRANT

Charlene Grant